Segmented Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets Excluding Equity Investees Total Assets	$ 738,160	$ 646,651
Less: equity investees’ total assets	246,489	156,574
Total consolidated assets	491,671	490,077
Applied Technologies [Member]
Assets Excluding Equity Investees Total Assets	144,803	161,206
On-Road Systems [Member]
Assets Excluding Equity Investees Total Assets	111,323	85,401
Off-Road Systems [Member]
Assets Excluding Equity Investees Total Assets	6,564	6,556
Corporate and Technology Investments and unallocated assets
Assets Excluding Equity Investees Total Assets	228,981	236,914
Cummins Westport Inc [Member]
Assets Excluding Equity Investees Total Assets	115,343	69,577
Weichai Westport Inc [Member]
Assets Excluding Equity Investees Total Assets	$ 131,146	$ 86,997